Pensions and Other Benefit Plans (Details 13)	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012
Defined Benefit Plan Disclosure [Line Items]
Percent of Asset allocation, Equity securities	100.00%	100.00%
Target Allocation towards Total plan assets	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Percent of Asset allocation, Equity securities	75.00%	70.00%
Target Allocation towards Equity securities	71.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Percent of Asset allocation, Equity securities	25.00%	30.00%
Target Allocation towards Equity securities	29.00%